Trade and other receivables (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total carrying amount	$ 480,124,296	$ 514,496,868
Impairment Provision	$ (6,432,884)	$ (7,785,695)
Current [member]
IfrsStatementLineItems [Line Items]
Credit loss rate	0.10%	0.09%
Total carrying amount	$ 455,207,593	$ 484,102,516
Impairment Provision	$ (1,274,277)	$ (2,433,055)
Later Than Zero Month And Not Later Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	24.88%	22.16%
Total carrying amount	$ 18,357,033	$ 24,116,464
Impairment Provision	$ (1,203,124)	$ (816,441)
Later Than Three Month And Not Later Than Six Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	61.91%	61.53%
Total carrying amount	$ 2,290,089	$ 1,726,649
Impairment Provision	$ (810,100)	$ (708,190)
Later Than Six Month And Not Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 1,695,118	$ 1,991,631
Impairment Provision	$ (1,207,763)	$ (1,720,870)
Later Than Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 2,574,463	$ 2,559,608
Impairment Provision	$ (1,937,620)	$ (2,107,139)